OTHER BALANCE SHEET INFORMATION	12 Months Ended
Dec. 31, 2011
Fair Value Disclosures [Abstract]
OTHER BALANCE SHEET INFORMATION

Components of selected captions in the accompanying balance sheets as of December 31, 2011 and December 31, 2010 consist of:

	December 31, 2011	December 31, 2010
Prepaid expenses

Prepaid insurance	$ 37,274	$ 8,475
Other	13,017	7,292
Prepaid expenses	$ 50,291	$ 15,766

Property and equipment:
Computers and office equipment	$ 30,421	$ 20,689
Machinery and equipment	254,827	112,422
Leasehold improvements	11,288	-
Less: accumulated depreciation	(126,727)	(103,159)
Property and equipment, net	$ 169,808	$ 29,952

Accrued expenses:
Payroll and related	$ -	$ 458,250
Professional fees	25,702	153,694
Accrued interest	-	22,054
Other	13,530	16,000

Accrued expenses	$ 39,232	$ 649,998